UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
__________________________________________

Fort Dearborn Income Securities, Inc.

_______________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
_______________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end:  September 30

Date of reporting period:   December 31, 2009

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of December 31, 2009

Bonds
Corporate bonds
Aerospace & defense	1.20%
Automobiles	0.74
Banks	0.29
Beverages	0.53
Biotechnology	0.25
Capital markets	3.65
Chemicals	1.78
Commercial banks	5.80
Commercial services & supplies	1.39
Communications equipment	0.85
Computers & peripherals	0.43
Construction materials	0.23
Consumer finance	1.15
Diversified financial services	7.94
Diversified telecommunication services	6.96
Electric utilities	5.35
Energy equipment & services	0.89
Food & staples retailing	2.25
Food products	0.69
Health care providers & services	1.11
Independent power producers & energy traders	1.32
Insurance	3.65
Machinery	0.16
Media	4.92
Metals & mining	0.47
Multiline retail	0.47
Multi-utilities	1.17
Office electronics	0.40
Oil, gas & consumable fuels	6.79
Paper & forest products	0.21
Pharmaceuticals	2.95
Real estate investment trust (REIT)	0.78
Road & rail	1.61
Software	0.43
Tobacco	1.76
Wireless telecommunication services	0.49

Total corporate bonds	71.06
Asset-backed securities	3.63
Commercial mortgage-backed securities	6.97
Mortgage & agency debt securities	8.18
Municipal bonds	4.75
US government obligations	0.62
Non US-government obligations	2.29

Total bonds	97.50
Preferred stock	0.02
Short-term investment	0.98

Total investments	98.50
Cash and other assets, less liabilities	1.50

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2009 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.50%
Corporate bonds — 71.06%
Bermuda — 0.16%
Ingersoll-Rand Global Holding Co., Ltd.,
9.500%, due 04/15/14	$ 185,000	$221,063

Canada — 3.27%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	490,000	549,705
Barrick Gold Corp.,
6.950%, due 04/01/19	180,000	202,670
Canadian National Railway Co.,
6.375%, due 11/15/37	625,000	695,628
6.900%, due 07/15/28	285,000	328,775
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	425,966
Cenovus Energy, Inc.,
4.500%, due 09/15/14(1)	420,000	433,544
EnCana Corp.,
6.500%, due 05/15/19	440,000	492,200
Petro-Canada,
6.800%, due 05/15/38	520,000	573,198
Potash Corp of Saskatchewan, Inc.,
6.500%, due 05/15/19	275,000	304,577
TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	584,609

Total Canada corporate bonds		4,590,872

Cayman Islands — 1.14%
Petrobras International Finance Co.,
6.875%, due 01/20/40	350,000	354,375
Transocean, Inc.,
6.800%, due 03/15/38	535,000	598,236
7.500%, due 04/15/31	575,000	655,909

Total Cayman Islands corporate bonds		1,608,520

Finland — 0.23%
Nokia OYJ,
5.375%, due 05/15/19	315,000	321,597

France — 0.53%
Credit Agricole SA,
6.637%, due 05/31/17(1),(2),(3)	235,000	190,350
Electricite de France,
6.950%, due 01/26/39(1)	465,000	549,945

Total France corporate bonds		740,295

Luxembourg — 1.00%
Enel Finance International SA,
6.000%, due 10/07/39(1)	365,000	366,932
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	1,045,074

Total Luxembourg corporate bonds		1,412,006

Malaysia — 0.12%
Petronas Capital Ltd.,
5.250%, due 08/12/19(1)	175,000	175,645

Netherlands — 1.26%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	520,000	582,181
E.ON International Finance BV,
6.650%, due 04/30/38(1)	725,000	824,391
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26(1)	350,000	370,810

Total Netherlands corporate bonds		1,777,382

Qatar — 0.36%
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)	455,000	510,043

Spain — 0.35%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	440,000	484,972

Switzerland — 0.64%
Credit Suisse,
6.000%, due 02/15/18	865,000	905,083

United Kingdom — 2.53%
Abbey National PLC,
7.950%, due 10/26/29	550,000	615,546
Anglo American Capital PLC,
9.375%, due 04/08/19(1)	370,000	469,978
AstraZeneca PLC,
6.450%, due 09/15/37	470,000	529,358
Barclays Bank PLC,
6.750%, due 05/22/19	385,000	429,441
British Telecommunications PLC,
9.625%, due 12/15/30	365,000	465,089
Royal Bank of Scotland Group PLC,
6.400%, due 10/21/19	350,000	348,876
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	336,542
6.150%, due 02/27/37	340,000	354,186

Total United Kingdom corporate bonds		3,549,016

United States — 59.47%
Allergan, Inc.,
5.750%, due 04/01/16	675,000	727,887
Allstate Corp.,
5.350%, due 06/01/33	575,000	539,785
Alltel Corp.,
7.875%, due 07/01/32	300,000	356,770
Altria Group, Inc.,
9.700%, due 11/10/18	460,000	568,637
9.950%, due 11/10/38	175,000	228,114
American Express Credit Corp.,
5.125%, due 08/25/14	1,000,000	1,053,733
American International Group, Inc.,
5.850%, due 01/16/18	800,000	656,423
American Transmission Systems, Inc.,
5.250%, due 01/15/22(1)	375,000	370,294
Amgen, Inc.,
6.400%, due 02/01/39	325,000	356,611
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	391,638
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	422,989
Archer-Daniels-Midland Co.,
7.000%, due 02/01/31	300,000	341,852
AT&T, Inc.,
6.500%, due 09/01/37	2,550,000	2,643,075
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	156,963
BAE Systems Holdings, Inc.,
6.375%, due 06/01/19(1)	355,000	381,863
Bank of America Corp.,
5.420%, due 03/15/17	2,200,000	2,171,624
Bank of America N.A.,
6.000%, due 10/15/36	500,000	483,163
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,503,687
Boeing Co.,
4.875%, due 02/15/20	540,000	541,464
5.000%, due 03/15/14	300,000	322,965
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	350,000	363,757
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	250,000	275,847
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	745,000	814,835

Capital One Bank USA NA,
8.800%, due 07/15/19	375,000	443,125
Capital One Capital VI,
8.875%, due 05/15/40	325,000	346,125
Capital One Financial Corp.,
7.375%, due 05/23/14	500,000	566,116
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	340,000	354,136
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	292,637
CenturyTel, Inc., Series P,
7.600%, due 09/15/39	200,000	204,967
Cisco Systems, Inc.,
5.900%, due 02/15/39	655,000	662,261
Citigroup, Inc.,
6.125%, due 05/15/18	700,000	703,786
8.125%, due 07/15/39	1,775,000	2,003,348
CNA Financial Corp.,
7.350%, due 11/15/19	125,000	125,146
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,452,259
ConocoPhillips,
6.500%, due 02/01/39	1,040,000	1,154,236
Consolidated Edison Co. Inc.,
7.125%, due 12/01/18	400,000	462,224
CRH America, Inc.,
6.000%, due 09/30/16	310,000	323,783
CVS Caremark Corp.,
6.125%, due 09/15/39	425,000	421,217
6.250%, due 06/01/27	500,000	508,475
Daimler Finance North America LLC,
8.500%, due 01/18/31	845,000	1,038,372
DCP Midstream LLC,
9.750%, due 03/15/19(1)	170,000	209,177
DirecTV Holdings LLC,
5.875%, due 10/01/19(1)	700,000	711,967
Discover Bank,
8.700%, due 11/18/19	250,000	267,839
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	495,000	492,345
Dow Chemical Co.,
8.550%, due 05/15/19	250,000	298,286
DTE Energy Co.,
6.350%, due 06/01/16	500,000	519,558
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	372,654
Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	483,037
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	440,000	430,676
8.000%, due 01/15/11(1)	475,000	498,041
Exelon Generation Co. LLC,
5.350%, due 01/15/14	130,000	137,240
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39(1)	625,000	631,249
Florida Power Corp.,
6.350%, due 09/15/37	215,000	233,027
FPL Group Capital, Inc.,
6.650%, due 06/15/67(2)	200,000	187,000
General Electric Capital Corp.,
5.875%, due 01/14/38	1,745,000	1,615,666
6.875%, due 01/10/39	745,000	769,350
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	600,000	664,726
GMAC, Inc.,
6.875%, due 09/15/11(1)	202,000	198,970
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	1,026,000	1,098,332
6.750%, due 10/01/37	1,070,000	1,099,839
Harris Corp.,
6.375%, due 06/15/19	200,000	215,956
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	590,000	491,427
Hewlett-Packard Co.,
4.750%, due 06/02/14	570,000	608,679
HJ Heinz Finance Co.,
7.125%, due 08/01/39(1)	150,000	169,581

HSBC Bank USA NA,
5.625%, due 08/15/35	855,000	790,578
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	887,180
International Lease Finance Corp.,
6.625%, due 11/15/13	140,000	112,698
International Paper Co.,
9.375%, due 05/15/19	235,000	288,855
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	475,000	435,925
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	1,100,000	1,092,918
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	900,000	833,843
Kraft Foods, Inc.,
6.875%, due 01/26/39	440,000	461,997
Kroger Co.,
6.900%, due 04/15/38	650,000	723,358
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17(4),(5),(6)	585,000	0
6.875%, due 05/02/18(4)	785,000	162,888
Lockheed Martin Corp.,
5.500%, due 11/15/39	450,000	440,921
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	275,000	337,274
Mead Johnson Nutrition Co.,
3.500%, due 11/01/14(1)	350,000	346,011
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	573,688
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	392,069
6.875%, due 04/25/18	365,000	393,265
MetLife, Inc.,
6.400%, due 12/15/36	300,000	262,500
10.750%, due 08/01/39	225,000	277,071
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	685,000	685,768
Morgan Stanley,
5.625%, due 09/23/19	600,000	604,386
Series F, 6.625%, due 04/01/18	900,000	973,051
7.250%, due 04/01/32	355,000	403,814
Mosaic Co.,
7.375%, due 12/01/14(1)	950,000	1,017,030
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	212,012
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31(1)	400,000	384,722
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	420,000	542,770
News America, Inc.,
6.200%, due 12/15/34	695,000	698,485
6.900%, due 08/15/39(1)	350,000	381,806
Nisource Finance Corp.,
10.750%, due 03/15/16	605,000	745,471
Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	194,426
NuStar Logistics LP,
7.650%, due 04/15/18	575,000	630,596
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	472,081
ONEOK Partners LP,
8.625%, due 03/01/19	440,000	530,989
Oracle Corp.,
6.500%, due 04/15/38	550,000	603,952
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	563,778
8.250%, due 10/15/18	275,000	335,788
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	350,000	404,158
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	692,621
PepsiCo, Inc.,
7.900%, due 11/01/18	260,000	319,086
Pfizer, Inc.,
6.200%, due 03/15/19	305,000	339,045
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,261,896

Principal Financial Group, Inc.,
8.875%, due 05/15/19	295,000	340,288
Progressive Corp.,
6.250%, due 12/01/32	275,000	281,489
ProLogis, REITs,
5.625%, due 11/15/15	825,000	784,483
Prudential Financial, Inc., Series C,
5.400%, due 06/13/35	425,000	370,990
PSEG Power LLC,
8.625%, due 04/15/31	695,000	898,381
Qwest Corp.,
7.625%, due 06/15/15	340,000	351,900
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	428,008
Safeway, Inc.,
7.450%, due 09/15/27	725,000	822,536
Schering-Plough Corp.,
6.550%, due 09/15/37	525,000	596,246
Simon Property Group LP,
5.375%, due 06/01/11	300,000	311,420
Southwestern Electric Power Co.,
6.450%, due 01/15/19	500,000	535,520
Sprint Capital Corp.,
6.875%, due 11/15/28	1,035,000	860,344
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	288,231
Target Corp.,
6.500%, due 10/15/37	290,000	317,995
7.000%, due 07/15/31	305,000	341,373
Tennessee Valley Authority,
6.150%, due 01/15/38	1,675,000	1,855,088
Time Warner Cable, Inc.,
6.550%, due 05/01/37	305,000	310,794
7.300%, due 07/01/38	600,000	665,171
8.750%, due 02/14/19	410,000	499,697
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,196,477
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	367,998
Union Electric Co.,
6.700%, due 02/01/19	340,000	375,377
Union Pacific Corp.,
7.875%, due 01/15/19	180,000	217,800
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	894,022
Valero Energy Corp.,
6.625%, due 06/15/37	360,000	337,800
7.500%, due 04/15/32	400,000	411,352
Verizon Communications, Inc.,
6.900%, due 04/15/38	520,000	576,338
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	1,085,000	1,168,765
Wachovia Bank NA,
5.850%, due 02/01/37	755,000	722,237
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	600,000	682,787
Washington Mutual Bank,
5.500%, due 01/15/13(4)	750,000	3,750
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3),(4),(5),(7)	1,300,000	1,300
Waste Management, Inc.,
6.100%, due 03/15/18	700,000	744,406
WellPoint, Inc.,
5.850%, due 01/15/36	705,000	662,938
Wells Fargo Bank NA,
5.950%, due 08/26/36	750,000	732,025
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	413,250
Wells Fargo Capital XIII,
7.700%, due 03/26/13(2),(3)	500,000	485,000
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	213,357
Xerox Corp.,
6.350%, due 05/15/18	540,000	563,289

Total United States corporate bonds		83,581,803

Total corporate bonds (cost $97,158,304)		99,878,297

Asset-backed securities — 3.63%
United States — 3.63%
American Express Credit Account Master Trust,
Series 2007-6, Class C,
0.513%, due 01/15/13(1),(2)	925,000	919,610
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.431%, due 08/25/35(2)	160,463	141,514
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.455%, due 01/09/12(2)	300,000	299,926
Series 2003-C4, Class C4,
5.000%, due 06/10/15	450,000	442,187
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	423,571
Continental Airlines, Inc.,
Series A,
7.250%, due 11/10/19	300,000	305,250
MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.453%, due 07/15/15(2)	500,000	460,850
Series 2004-B1, Class B1,
4.450%, due 08/15/16	500,000	476,101
Series 2002-C1, Class C1,
6.800%, due 07/15/14	1,025,000	1,051,523
MBNA Master Credit Card Trust,
Series 2001-B, Class C,
7.250%, due 08/15/13(1)	300,000	308,446
Small Business Administration,
Series 2004-P10B, Class 1,
4.754%, due 08/10/14	268,965	280,095

Total asset-backed securities
(cost $4,655,951)		5,109,073

Commercial mortgage-backed securities — 6.97%
United States — 6.97%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2,
5.309%, due 10/10/45	975,000	979,258
Series 2006-6, Class A4,
5.356%, due 10/10/45	1,125,000	1,008,536
Series 2007-3, Class A2,
5.658%, due 06/10/49(2)	800,000	813,957
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.700%, due 12/10/49(2)	1,775,000	1,279,516
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4,
5.363%, due 01/15/46(2)	625,000	597,417
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	500,000	510,747
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class A2FX,
5.449%, due 02/05/19(1)	625,000	614,420
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A2,
5.381%, due 03/10/39	975,000	987,722
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	820,697
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	320,000	323,152
Series 2006-GG6, Class A2,
5.506%, due 04/10/38(2)	350,000	354,678
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM,
5.466%, due 01/15/45(2)	925,000	733,929
Series 2006-C27, Class A2,
5.624%, due 07/15/45	750,000	767,822

Total commercial mortgage-backed securities
(cost $8,292,141)		9,791,851

Mortgage & agency debt securities — 8.18%
United States — 8.18%
Federal Home Loan Mortgage Corp.,†
3.750%, due 03/27/19	3,500,000	3,431,474
5.000%, due 01/30/14	30,000	32,712
Federal Home Loan Mortgage Corp. Gold Pools,†
#E01127,
6.500%, due 02/01/17	89,253	96,349
Federal National Mortgage Association Pools,†
#688066,
5.500%, due 03/01/33	266,216	282,013
#793666,
5.500%, due 09/01/34	1,455,221	1,532,587
#802481,
5.500%, due 11/01/34	247,731	262,524
#596124,
6.000%, due 11/01/28	186,612	199,302
#991043,
6.000%, due 10/01/38	2,830,121	3,000,371
#253824,
7.000%, due 03/01/31	88,908	98,862
Federal National Mortgage Association REMIC,†
Series 1993-106, Class Z,
7.000%, due 06/25/13	31,703	33,805
Government National Mortgage Association Pools,
#701813,
4.500%, due 04/15/39	731,801	733,586
#781029,
6.500%, due 05/15/29	53,619	57,998
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	891,903
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	844,165	841,396

Total mortgage & agency debt securities
(cost $11,851,824)		11,494,882

Municipal bonds — 4.75%
United States — 4.75%
California — 0.88%
State of California General Obligation Bonds,
7.300%, due 10/01/39	730,000	689,909
7.550%, due 04/01/39	365,000	358,605
University of California Revenue Bonds,
Series 2009,
5.7700%, due 05/15/43	195,000	190,472

		1,238,986

Illinois — 1.40%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	1,964,294

New Jersey — 2.28%
New Jersey Economic Development Authority Revenue Bonds,
Series B,
10.249%, due 02/15/18(8)	5,000,000	3,056,100
New Jersey State Turnpike Authority Revenue Bonds,
Series F,
7.414%, due 01/01/40	140,000	157,808

		3,213,908

New York — 0.19%
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	265,000	262,387

Total municipal bonds
(cost $6,623,060)		6,679,575

US government obligations — 0.62%
US Treasury Notes,
0.750%, due 11/30/11	310,000	307,978
1.000%, due 10/31/11	570,000	569,487

		877,465

Total US government obligations
(cost $881,347)		877,465

Non US-government obligations — 2.29%
Brazil — 0.82%
Federal Republic of Brazil,
8.250%, due 01/20/34	900,000	1,145,250

Mexico — 1.37%
United Mexican States,
Series A,
6.750%, due 09/27/34	890,000	938,950
8.300%, due 08/15/31	800,000	989,040

		1,927,990

Poland — 0.10%
Republic of Poland,
6.375%, due 07/15/19	135,000	146,407

Total non US-government obligations
(cost $2,796,292)		3,219,647

Total bonds
(cost $132,258,919)		137,050,790

	Shares

Preferred stock — 0.02%
United States — 0.02%
GMAC, Inc.
7.000%(1),(9)
(cost $34,713)	42	27,683

Short-term investment — 0.98%
Investment company — 0.98%
UBS Cash Management Prime Relationship Fund,
0.120%(10),(11)
(cost $1,372,158)	1,372,158	1,372,158

Total investments(12) — 98.50%
(cost $133,665,790)		138,450,631
Cash and other assets, less liabilities — 1.50%		2,102,086

Net assets — 100.00%		$140,552,717

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $133,665,790; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,371,504
Gross unrealized depreciation	(4,586,663)

Net unrealized appreciation of investments	$4,784,841

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $11,603,367 or 8.26% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of December 31, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is in default.
(5)	Security is illiquid. At December 31, 2009, the value of these securities amounted to $5,050 or less than 0.01% of net assets.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At December 31, 2009, the value of the securities amounted to $0 or 0.00% of net assets.
(7)	These securities, which represent 0.00% of net assets as of December 31, 2009, is considered illiquid and restricted. (See restricted security table below for more information.)

			Acquisition		12/31/09
			cost as a	12/31/09	Market value as
	Acquisition	Acquisition	percentage of	Market	a percentage of
Restricted security	dates	cost	net assets	value	net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	$614,225	0.44%	$600	0.00	%(a)
9.750%, due 12/15/17	10/25/07	592,000	0.42	600	0.00	(a)
9.750%, due 12/15/17	11/02/07	93,500	0.06	100	0.00	(a)

		$1,299,725	0.92%	$1,300	0.00	%(a)

(a) Amount represents less than 0.005%.

(8)	Rate shown reflects annualized yield at December 31, 2009 on zero coupon bond.
(9)	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
(10)	Rate shown reflects the yield at December 31, 2009.
(11)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

		Purchases	Sales during		Income earned
		during the	the period		from affiliate for
	Value	period ended	ended	Value	the period ended
Security description	09/30/09	12/31/09	12/31/09	12/31/09	12/31/09

UBS Cash Management Prime Relationship Fund	$1,324,178	$10,739,624	$10,691,644	$1,372,158	$1,994

(12)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Fund’s adoption of use of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSR	Goldman Sachs Residential
REIT	Real estate investment trust
REMIC	Real Estate Mortgage Investment Conduit

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments:

In January 2010, FASB issues Accounting Standards Update (“ASU”) No.2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fell in either level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measures. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Measurements at 12/31/09

	Unadjusted quoted
	prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$99,873,247	$5,050	$99,878,297
Asset-backed securities	—	5,109,073	—	5,109,073
Commercial mortgage-backed securities	—	9,791,851	—	9,791,851
Mortgage & agency debt securities	—	11,494,882	—	11,494,882
Municipal bonds	—	6,679,575	—	6,679,575
US government obligations	—	877,465	—	877,465
Non-US government obligations	—	3,219,647	—	3,219,647
Preferred stock	—	27,683	—	27,683
Short-term investment	—	1,372,158	—	1,372,158

Total	$—	$138,445,581	$5,050	$138,450,631

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$14,875	$14,875
Total gains or losses (realized/unrealized) included in earnings(a)	(9,825)	(9,825)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$5,050	$5,050

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 12/31/09.	($9,884)	($9,884)

(a) Does not include unrealized losses of $59 related to transferred assets, presented at their end of period values.

Restricted securities:
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s annual report to shareholders dated September 30, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 26, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	February 26, 2010